DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Deposits [Abstract]
Interest-earning checking	$ 4	$ 4	$ 4
Savings accounts	17	20	22
Money market accounts	20	21	22
Savings certificates	365	200	162
Total	$ 406	$ 245	$ 210